UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23177

GOEHRING & ROZENCWAJG INVESTMENT FUNDS

(Exact name of Registrant as specified in charter)

110 Wall Street

New York, NY 10005-5991

(Address of principal executive offices) (Zip code)

Registrant’s Telephone Number, including Area Code: (646) 216-9777

Adam A. Rozencwajg

Goehring & Rozencwajg Associates, LLC

110 Wall Street

New York, NY 10005-5991

(Name and address of agent for service)

With copies To:

James M. Forbes, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston St.

Boston, MA 02199-3600

Date of fiscal year end: May 31

Date of reporting period: June 1, 2017 - May 31, 2018

Item 1.	Report to Stockholders.

GOEHRING & ROZENCWAJG

INVESTMENT FUNDS

ANNUAL | MAY 31, 2018

Goehring & Rozencwajg Resources Fund

Institutional | 38035R208

Investor | 38035R109

TABLE OF CONTENTS

Manager Commentary	1
Disclosure of Fund Expenses	7
Schedule of Investments	8
Statement of Assets & Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	17
Report of Independent Registered Public Accounting Firm	25
Additional Information	26
Trustees and Officers	27

Goehring & Rozencwajg Resources Fund	Manager Commentary

May 31, 2018 (Unaudited)

May 31, 2018

Dear Shareholders:

Investment Results

The Goehring & Rozencwajg Resources Fund Retail Share Class advanced by 16.20% from May 31st, 2017 until May 31st, 2018. The Fund trailed the Lipper Natural Resources Index(1) slightly which advanced by 16.82% but outperformed the MSCI World Index(2) which advanced by 11.84% between May 31st 2017 and May 31st 2018. The Fund’s investments in oil and gas related equities and copper related equities both contributed to positive absolute performance, while the Fund’s investments in precious metals related securities detracted slightly from absolute performance.

Market Environment

During the period, natural resource related securities performed well and outperformed the broad market. Energy prices were strong during the period with West Texas Intermediate (“WTI”) crude oil advancing by 38.74% while Brent crude advanced by 54.22%. Crude’s strength was due to the continued persistent draw-downs in both US and Organization for Economic Cooperation and Development (“OECD”) crude oil and product inventories compared with long-term seasonal levels (a topic we have discussed at length in our quarterly letters). Investors and market analysts reported during the period that the global oil market had balanced itself sooner than they had expected.

After significantly lagging the global oil price, energy related securities performed better during the period, with many oil companies advancing by 20-30%, materially outperforming the broad market. While energy related equities performed better during the period, they have still trailed the move in the commodity price since the beginning of 2016 when oil prices bottomed during this cycle. Between January 1st 2016 and May 31 2018, WTI crude oil has advanced by 81% and Brent crude oil has advanced by 108%, while many oil stocks have advanced between 35% and 42%. While market sentiment has turned more positive, investors remain somewhat cautious regarding energy related securities, as worries about Organization of Petroleum-Exporting Countries (“OPEC”) production increases and the impact of electric vehicles remain common. Furthermore, investors have expressed concerns about Permian Basin infrastructure bottlenecks. Copper prices advanced by 18.80% between May 31st 2017 and May 31st 2018. Gold prices advanced by 2.33% between May 31st 2017 and May 31st 2018 while silver prices were down 5.27%. Grain prices advanced during the period, led by wheat which advanced 22.60% during the twelve-months ending May 31st 2018 while soy prices advanced by 11.19% and corn prices by 5.91% over the same period.

Investment Analysis

The Fund’s investments in energy related securities were the largest contributors to positive absolute performance. The Fund’s three largest individual contributors to absolute performance were the following:

SQM – Shares of Quimica Y Minera advanced by 50.87% during the period, driven by improved lithium pricing and a robust demand outlook for lithium-ion batteries.

CRZO – Shares of Carrizo Oil & Gas Inc advanced by 15.13% during the period as improved oil prices and strong operational results highlighted the value of their Permian Basin assets.

Annual Report | May 31, 2018	1

Goehring & Rozencwajg Resources Fund	Manager Commentary

May 31, 2018 (Unaudited)

KL CN – Shares of Kirkland Lake Gold advanced by 137.66% (in US dollar terms) during the period, driven by very strong exploration successes at both their Macassa Mine in Ontario and their Fosterville mine in Australia.

The Fund’s three largest individual detractors from absolute performance were the following:

BAS – Shares of Basic Energy Services declined by 51.95% during the period, as investors maintained concerns regarding Basic Energy Services’ liquidity profile going forward particularly with regards to its Asset Backed Lending Credit Facility. In particular, Basic Energy Services withdrew a previously announced Senior Secured Notes offering for $300 mm, which had been intended to replace their existing asset-backed credit facility putting pressure on the stock.

JONE – Shares of Jones Energy Inc declined by 73.52% during the period, due to operational results in the SCOOP/Stack that investors took to be disappointing. In particular, the wells generated more gas than expected which concerned many investors.

TMR CN – Shares of TMAC Resources Inc declined by 61.11% (in US dollar terms) during the period due to startup issues related to their crushing facility at the Hope Bay mine in northern Canada.

Market Outlook

Both global and US oil inventories continued to decline sharply during the twelve-month period ending May 31 2018, reflecting very tight global supply and demand fundamentals. Declining inventories helped to push the price of both WTI and Brent crude sharply higher during the period, continuing the rise from the cycle lows made in February 2016. Equity investors warmed to energy related stocks during the period, helping to push share prices higher across many sectors of the energy industry. Even though energy-related equity securities continue to lag the price of the commodity, we believe sentiment is beginning to improve among equity investors. Our models accurately predicted the decline in global inventories and these models continue to suggest the global oil market remains in deficit, and that this deficit will persist throughout 2018. We expect global oil inventories will continue to draw relative to seasonal averages, which in turn will result in strong oil price performance. Given the fact that energy-related securities have lagged the move in the commodity price since the cycle lows made in February 2016, we believe these securities still represent good value and will continue to show strength as the bullish underlying fundamentals are acknowledged by the market. Investors remained cautious about the global oil markets ahead of the June 2018 OPEC meeting, due to the concern that the oil-producing cartel might abandon production quotas set forth at their November 2016 meeting. Our models suggested that the oil market should remain in surplus even in the event that OPEC increased production, and we outlined these views in our quarterly letters. With the OPEC meeting now behind us, we believe the market will once again respond to tight current supply and demand fundamentals for the remainder of 2018.

Copper prices were volatile during the twelve-month period from May 31st 2017 to May 31st 2018. Prices rallied from May to December, before selling off between December and March. We believe global copper demand will be very robust going forward while mine supply remains challenged over the next several years. As a result, we continue to believe copper prices will remain strong providing support to copper-related equity securities.

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Goehring & Rozencwajg Resources Fund	Manager Commentary

May 31, 2018 (Unaudited)

We have not materially changed our outlook and continue to believe that oil related securities will be very strong performers going forward.

Adam Rozencwajg, CFA

Goehring & Rozencwajg Associates, LLC

Past performance does not guarantee future results. Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please visit www.gr-funds.com or call 1-844-464-6467 to obtain current performance information and for the current prospectus and statement of additional information.

This report is for the information of shareholders of Goehring & Rozencwajg Resources Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The views of Goehring & Rozencwajg Associates, LLC and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Goehring & Rozencwajg Associates, LLC nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

Diversification does not eliminate the risk of experiencing investment losses.

The Goehring & Rozencwajg Resources Fund is distributed by ALPS Distributors, Inc. Goehring & Rozencwajg is not affiliated with ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Adam Rozencwajg is a registered representative of ALPS Distributors, Inc. CFA Institute Marks are trademarks owned by the CFA Institute.

(1)	Lipper Natural Resources Index is an unmanaged equally weighted index of the largest mutual funds in the Lipper Natural Resources category of funds. Index returns reflect the reinvestment of income dividends and capital gains, if any. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(2)	MSCI All Country World Index (ACWI), a broad-based securities index that will be used as a benchmark for assessing the performance of the Fund. The MSCI ACWI is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Performance data shown for the MSCI ACWI is net of dividend tax withholding. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Annual Report | May 31, 2018	3

Goehring & Rozencwajg Resources Fund	Manager Commentary

May 31, 2018 (Unaudited)

AVERAGE ANNUAL TOTAL RETURN (for the period ended May 31, 2018)

			Expense Ratio(2)
	1 Year	Since Inception(1)	Gross	Net(3)
Goehring & Rozencwajg Resources Fund - Institutional - NAV	16.40%	-1.24%	17.39%	0.93%
Goehring & Rozencwajg Resources Fund - Retail - NAV	16.20%	-1.53%	18.12%	1.26%
MSCI All Country World Index (ACWI)(4)	11.84%	16.40%
Lipper National Resources Index(5)	16.81%	7.82%

TOP TEN HOLDINGS

(as a % of Net Assets)*

Pioneer Natural Resources Co.	4.9%
Cameco Corp.	4.6%
Nutrien Ltd.	4.3%
Diamond Offshore Drilling, Inc.	3.9%
PDC Energy, Inc.	3.8%
Apergy Corp.	3.7%
Parsley Energy, Inc. - Class A	3.6%
Mosaic Co.	3.6%
Matador Resources Co.	3.5%
Carrizo Oil & Gas, Inc.	2.9%
Top Ten Holdings	38.8%

INDUSTRY SECTOR ALLOCATION

(as a % of Net Assets)*

Exploration & Production	33.5%
Oil & Gas Services & Equipment	18.8%
Base Metals	18.7%
Agricultural Chemicals	10.4%
Precious Metal Mining	7.6%
Flow Control Equipment Manufacturing	3.7%
Coal Operations	3.1%
Other Mined Minerals	1.5%
Investment Companies	1.3%
Cash, Cash Equivalents, & Other Net Assets	1.4%

*	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedules of Investments for a complete list of Fund holdings. Holdings are as of May 31, 2018.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Shares of the Fund redeemed or exchanged within 30 days of purchase are subject to a 2% redemption fee. Performance does not reflect this fee, which if deducted would reduce an individual's return. To obtain the Fund’s most recent month-end performance, visit www.gr-funds.com or call 1-844-464-6467. This report is for the information of shareholders of Goehring & Rozencwajg Resources Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

(1)	The Fund commenced operations on December 30, 2016.

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Goehring & Rozencwajg Resources Fund	Manager Commentary

May 31, 2018 (Unaudited)

(2)	Ratios as of the Prospectus dated September 30, 2017 and may differ from the ratios presented in the Financial Highlights.

(3)	Goehring & Rozencwajg Associates, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.92% and 1.25% of the Fund’s average daily net assets for Institutional Class shares and Retail Class shares, respectively. This agreement is in effect through September 30, 2018, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. With respect to the Fund, the Adviser shall be permitted to recover, on a class-by-class basis, expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods fall below the lesser of (1) the expense limit in effect at the time the Adviser waives or limits the expenses and (2) the expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which the fee and expense was reduced.

(4)	MSCI All Country World Index (ACWI), a broad-based securities index that will be used as a benchmark for assessing the performance of the Fund, and the Lipper Natural Resources Index, an additional comparative index. The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Performance data shown for the MSCI ACWI is net of dividend tax withholding. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(5)	Lipper Natural Resources Index is an unmanaged equally weighted index of the largest mutual funds in the Lipper Natural Resources category of funds. Index returns reflect the reinvestment of income dividends and capital gains, if any. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Annual Report | May 31, 2018	5

Goehring & Rozencwajg Resources Fund	Manager Commentary

May 31, 2018 (Unaudited)

GROWTH OF $10,000 INVESTMENT IN THE FUND (for the period ended May 31, 2018)

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Institutional Class shares for the period from inception to May 31, 2018. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Retail Class shares, performance for which is not reflected in the graphs above. The performance of Retail Class shares is likely to be lower than the performance of the Institutional Class shares shown in the graphs above because of higher expenses paid by shareholders investing in the Retail Class shares as compared to Institutional Class shares.

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Goehring & Rozencwajg Resources Fund	Disclosure of Fund Expenses

May 31, 2018 (Unaudited)

As a shareholder of the Goehring & Rozencwajg Resources Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on December 1, 2017 and held until May 31, 2018.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expense Ratio(a)	Expenses Paid, and During Period December 1, 2017 - May 31, 2018(b)
Institutional Class
Actual	$1,000.00	$1,070.10	0.92%	$4.75
Hypothetical (5% return before expenses)	$1,000.00	$1,020.34	0.92%	$4.63

Retail Class
Actual	$1,000.00	$1,069.30	1.25%	$6.45
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	1.25%	$6.29

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

Annual Report | May 31, 2018	7

Goehring & Rozencwajg Resources Fund	Schedule of Investments

May 31, 2018

Security Description	Shares	Value
COMMON STOCKS (98.0%)
ENERGY (54.8%)
Coal Operations (3.1%)
Arch Coal, Inc. - Class A	7,700	$632,632
Contura Energy, Inc.	6,781	462,125
		1,094,757
Exploration & Production (33.4%)
Alta Mesa Resources, Inc.(a)	52,900	355,488
Carrizo Oil & Gas, Inc.(a)	40,300	1,017,978
Centennial Resource Development, Inc. -Class A(a)	41,200	725,120
Chaparral Energy, Inc. - Class A(a)	17,900	366,950
Cimarex Energy Co.	6,300	585,396
Concho Resources, Inc.(a)	2,200	302,082
Diamondback Energy, Inc.	2,500	301,900
Energen Corp.(a)	6,600	447,744
EOG Resources, Inc.	4,100	483,021
Linn Energy, Inc.(a)	15,130	606,562
Matador Resources Co.(a)	44,300	1,243,501
Newfield Exploration Co.(a)	24,100	704,684
Parsley Energy, Inc. - Class A(a)	43,100	1,270,588
PDC Energy, Inc.(a)	22,200	1,342,878
Pioneer Natural Resources Co.	9,000	1,737,899
RSP Permian, Inc.(a)	6,600	288,684
		11,780,475
Oil & Gas Services & Equipment (18.3%)
Basic Energy Services, Inc.(a)	28,600	377,806
CES Energy Solutions Corp.	56,900	235,218
Diamond Offshore Drilling, Inc.(a)	74,900	1,360,184
Ensco PLC - Class A	127,320	827,580
Noble Corp. PLC(a)	142,100	790,076
Ocean Rig UDW, Inc. - Class A(a)	35,600	944,112
Rowan Cos. PLC - Class A(a)	60,200	939,120
Transocean Ltd.(a)	66,100	836,165
Xtreme Drilling Corp.(a)	108,700	164,316
		6,474,577
FINANCIALS (1.3%)
Investment Companies (1.3%)
Uranium Participation Corp.(a)	147,500	467,550

INDUSTRIALS (3.7%)
Flow Control Equipment Manufacturing (3.7%)
Apergy Corp.(a)	30,000	1,295,700

See Notes to Financial Statements.

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Goehring & Rozencwajg Resources Fund	Schedule of Investments

May 31, 2018

Security Description	Shares	Value
MATERIALS (38.2%)
Agricultural Chemicals (10.4%)
CF Industries Holdings, Inc.	21,600	$888,624
Mosaic Co.	45,900	1,261,791
Nutrien Ltd.	30,100	1,524,565
		3,674,980
Base Metals (18.7%)
Amerigo Resources Ltd.(a)	442,100	332,445
Arizona Mining, Inc.(a)	73,100	232,842
Cameco Corp.	157,500	1,626,974
Copper Mountain Mining Corp.(a)	306,100	252,605
ERO Copper Corp.(a)	106,500	780,310
Excelsior Mining Corp.(a)	213,200	228,558
First Quantum Minerals Ltd.	39,200	615,240
Freeport-McMoRan, Inc.	44,000	743,600
Hudbay Minerals, Inc.	70,400	452,284
Lundin Mining Corp.	84,700	531,090
Southern Copper Corp.	12,000	586,680
Turquoise Hill Resources Ltd.(a)	76,300	212,114
		6,594,742
Other Mined Minerals (1.5%)
Mountain Province Diamonds, Inc.(a)	212,000	539,565

Precious Metal Mining (7.6%)
Dalradian Resources, Inc.(a)	136,000	99,645
Detour Gold Corp.(a)	64,000	505,939
Endeavour Mining Corp.(a)	23,400	405,882
Golden Reign Resources Ltd.(a)	899,200	166,441
Kirkland Lake Gold Ltd.	31,200	573,660
Marathon Gold Corp.(a)	174,500	125,162
New Gold, Inc.(a)	89,400	207,538
Pan American Silver Corp.	20,600	364,414
TMAC Resources, Inc.(a)(b)	29,000	137,105
Torex Gold Resources, Inc.(a)	10,400	101,546
		2,687,332
TOTAL COMMON STOCKS
(Cost $32,342,754)		34,609,678

See Notes to Financial Statements.

Annual Report | May 31, 2018	9

Goehring & Rozencwajg Resources Fund	Schedule of Investments

May 31, 2018

Security Description	Shares	Value
WARRANTS (0.3%)
ENERGY (0.3%)
Oil & Gas Services & Equipment (0.3%)
Gulfmark Offshore, Inc.
Strike Price .01, Expires 11/14/2042(c)	2,641	$90,296
Strike Price .01, Expires 11/14/2042(c)	920	31,455
		121,751

TOTAL WARRANTS
(Cost $132,718)		121,751

Security Description	Principal	Value
CORPORATE BONDS (0.3%)
ENERGY (0.3%)
Exploration & Production (0.1%)
EV Energy Partners LP / EV Energy Finance Corp.(d)
8.00%, 04/15/2019	$53,000	25,705

Oil & Gas Services & Equipment (0.2%)
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75%, 04/01/2022	$150,000	92,625

TOTAL CORPORATE BONDS
(Cost $159,328)		118,330

Security Description	Shares	Value
SHORT TERM INVESTMENTS (1.3%)
Dreyfus Treasury Securities Cash Management (7 day yield 1.620%)	445,296	445,296

TOTAL SHORT TERM INVESTMENTS
(Cost $445,296)		445,296

TOTAL INVESTMENTS - (99.9%)
(Cost $33,080,096)		35,295,055

Assets in Excess of Other Liabilities - (0.1%)		49,352

NET ASSETS - (100.0%)		$35,344,407

(a)	Non-income producing security.

See Notes to Financial Statements.

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Goehring & Rozencwajg Resources Fund	Schedule of Investments

May 31, 2018

(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2018, the aggregate market value of those securities was $137,105, which represents approximately 0.39% of net assets.

(c)	Security fair valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of May 31, 2018, these securities had a total value of $121,751 or 0.34% of total net assets.

(d)	Security is in default and therefore is non-income producing.

See Notes to Financial Statements.

Annual Report | May 31, 2018	11

Goehring & Rozencwajg Resources Fund	Statement of Assets and Liabilities

May 31, 2018

ASSETS:
Investments, at value (cost $33,080,096)	$35,295,055
Receivable for shares sold	61,855
Due from adviser	31,495
Dividends receivable	6,460
Interest receivable	4,582
Prepaid assets	16,311
Total Assets	35,415,758

LIABILITIES:
Payable to custodian	8,601
Payable for administration fees	19,683
Payable for distribution and service fees	5,818
Payable to chief compliance officer	3,447
Payable for transfer agency fees	9,136
Payable for professional fees	17,590
Accrued expenses and other liabilities	7,076
Total Liabilities	71,351
NET ASSETS	$35,344,407

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$33,677,667
Accumulated net investment loss	(198,871)
Accumulated net realized loss	(349,348)
Net unrealized appreciation	2,214,959
NET ASSETS	$35,344,407

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$9.76
Net Assets	$26,646,816
Shares of beneficial interest outstanding	2,728,878
Retail Class:
Net Asset Value, offering and redemption price per share	$9.72
Net Assets	$8,697,591
Shares of beneficial interest outstanding	895,242

See Notes to Financial Statements.

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Goehring & Rozencwajg Resources Fund	Statement of Operations

For the Year ended May 31, 2018

INVESTMENT INCOME:
Interest	$21,149
Dividends	88,772
Foreign taxes withheld	(3,475)
Total Investment Income	106,446

EXPENSES:
Investment advisory fee (Note 6)	177,771
Administration fee	196,670
Distribution and service fees
Retail Class	16,254
Custodian fee	53,887
Professional fees	122,119
Transfer agent fee	54,574
Trustees fees and expenses	39,000
Registration and filing fees	38,047
Printing fees	7,469
Chief compliance officer fee	40,227
Insurance expense	3,468
Offering cost expense	137,173
Other expenses	13,027
Total Expenses	899,686
Less fees waived/reimbursed by investment adviser
Institutional Class	(490,462)
Retail Class	(210,396)
Total fees waived/reimbursed by investment adviser (Note 6)	(700,858)
Net Expenses	198,828
NET INVESTMENT LOSS	(92,382)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(233,881)
Foreign currency transactions	(10,860)
Net realized loss	(244,741)

Change in unrealized appreciation/(depreciation) on:
Investments	3,192,184
Net change in unrealized appreciation	3,192,184

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,947,443
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,855,061

See Notes to Financial Statements.

Annual Report | May 31, 2018	13

Goehring & Rozencwajg Resources Fund	Statements of Changes in Net Assets

	For the Year Ended May 31, 2018	For the Period Ended May 31, 2017(a)
OPERATIONS:
Net investment loss	$(92,382)	$(10,010)
Net realized loss	(244,741)	(88,276)
Net change in unrealized appreciation/(depreciation)	3,192,184	(977,225)
Net increase/(decrease) in net assets resulting from operations	2,855,061	(1,075,511)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Institutional	(97,449)	–
Retail	(25,543)	–
From net realized gains on investments:
Institutional	(22,772)	–
Retail	(5,969)	–
From return of capital
Total distributions	(151,733)	–

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	21,614,987	3,490,000
Dividends reinvested	120,221	–
Shares redeemed	(85,497)	–
Net increase from beneficial share transactions	21,649,711	3,490,000
Retail Class
Shares sold	5,384,076	3,341,010
Dividends reinvested	31,512	–
Shares redeemed	(179,719)	–
Net increase from beneficial share transactions	5,235,869	3,341,010
Net increase in net assets	29,588,908	5,755,499

NET ASSETS:
Beginning of year	5,755,499	–
End of year(including accumulated net investment loss of $(198,871) and $(4,694))	$35,344,407	$5,755,499

(a)	Commenced operations on December 30, 2016.

See Notes to Financial Statements.

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Goehring & Rozencwajg Resources Fund	Financial Highlights

Institutional Class	For a share outstanding throughout the periods presented

	For the Year Ended May 31, 2018	For the Period Ended May 31, 2017(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.44	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.04)	(0.01)
Net realized and unrealized gain/(loss) on investments	1.42	(1.55)
Total from investment operations	1.38	(1.56)

LESS DISTRIBUTIONS:
From net investment income	(0.05)	–
From net realized gains on investments	(0.01)	–
Total distributions	(0.06)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.32	(1.56)
NET ASSET VALUE, END OF PERIOD	$9.76	$8.44

TOTAL RETURN	16.40%	(15.60	%)(c)

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$26,647	$2,935

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	4.21%	23.90	%(d)
Operating expenses including reimbursement/waiver	0.92%	0.92	%(d)
Net investment loss including reimbursement/waiver	(0.45%)	(0.28	%)(d)

PORTFOLIO TURNOVER RATE	15%	5	%(e)

(a)	Commenced operations on December 30, 2016.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment at commencement of operations, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Annual Report | May 31, 2018	15

Goehring & Rozencwajg Resources Fund	Financial Highlights

Retail Class	For a share outstanding throughout the periods presented

	For the Year Ended May 31, 2018	For the Period Ended May 31, 2017(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.42	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.05)	(0.02)
Net realized and unrealized gain/(loss) on investments	1.41	(1.56)
Total from investment operations	1.36	(1.58)

LESS DISTRIBUTIONS:
From net investment income	(0.05)	–
From net realized gains on investments	(0.01)	–
Total distributions	(0.06)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.30	(1.58)
NET ASSET VALUE, END OF PERIOD	$9.72	$8.42

TOTAL RETURN	16.20%	(15.80	%)(c)

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$8,698	$2,821

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	5.51%	24.63	%(d)
Operating expenses including reimbursement/waiver	1.25%	1.25	%(d)
Net investment loss including reimbursement/waiver	(0.52%)	(0.61	%)(d)

PORTFOLIO TURNOVER RATE	15%	5	%(e)

(a)	Commenced operations on December 30, 2016.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment at commencement of operations, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2018

1. ORGANIZATION

The Goehring & Rozencwajg Resources Fund (the "Fund") is a no-load investment portfolio of Goehring & Rozencwajg Investment Funds (the “Trust”), an open-end series management investment company organized as a Massachusetts business trust on July 14, 2016, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 30, 2016. The Fund is a diversified investment company with an investment objective which seeks to maximize total return, which consists of income on its investments and capital appreciation. The Fund currently offers Retail Class Shares and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval. The Fund’s Investment Adviser is Goehring & Rozencwajg Associates, LLC (the “Adviser”).

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, or if there is no closing price or official closing price, the last sale price. If there have been no sales on that day, the securities are valued at the mean of the current bid and ask price. U.S. and non U.S. government and corporate debt securities are typically traded in the over-the-counter market internationally, and are generally valued using prices supplied by a pricing vendor approved by the Board of Trustees based on the mid point of quotes from multiple dealers and other factors deemed relevant by the pricing vendor. In the case of other securities not traded on an exchange, or if closing prices are not otherwise available, the market price is typically determined by independent third-party pricing vendors approved by the Fund’s Board of Trustees using a variety of pricing techniques and methodologies. U.S. government and agency securities are valued by a third-party pricing vendor at the mean between the closing bid and asked prices. Other than with respect to the debt securities discussed above, the market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board of Trustees, which may use, instead of quotes from dealers, a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments. Derivatives are valued using market quotations, a price supplied by a pricing service or counterparty, or using the fair value procedures discussed below, depending on the type of derivative and the availability of market quotations. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in the underlying funds are based on the underlying fund’s net asset value. Available cash is generally invested into a money market fund by the Fund’s custodian, and is valued at the latest net asset value per share as reported to the Fund’s administrator.

Annual Report | May 31, 2018	17

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2018

When the price quotations described above are not available, or when the Adviser believes that they are unreliable, the Fund’s assets may be priced using fair value procedures approved by the Board of Trustees. Because the Fund invests in investments that may be thinly traded or for which the price quotations described above may not be readily available or may be unreliable – such as securities of small capitalization companies, securities of issuers located in emerging markets, high yield securities and derivatives – the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid – such as equity securities of large capitalization domestic issuers. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2018

The following is a summary of each input used to value the Fund as of May 31, 2018:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
GOEHRING & ROZENCWAJG RESOURCES FUND
Common Stocks	$34,609,678	$–	$–	$34,609,678
Warrants	–	121,751	–	121,751
Corporate Bonds	–	118,330	–	118,330
Short Term Investments	445,296	–	–	445,296
Total	$35,054,974	$240,081	$–	$35,295,055

*	See Schedule of Investments for industry classification.

The Fund recognizes transfers between levels as of the end of the period. For the year ended May 31, 2018, the Fund did not have any transfers in/(out) of Level 1 and Level 2 securities. For the year ended May 31, 2018, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Class Expenses: Expenses that are specific to a class of shares of the Fund, including distribution fees (Rule 12b-1 fees), are charged directly to that share class.

Offering Costs: Offering costs, including costs of printing initial prospectuses, legal and registration fees, are being amortized over twelve months from the inception date of the Fund. Amounts amortized during the period ended May 31, 2018, for the Fund are shown on the Statement of Operations. As of May 31, 2018, no offering costs remain to be amortized for the Fund.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that the Fund will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the year ended May 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required.

The Fund’s tax return is subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and three years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Annual Report | May 31, 2018	19

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2018

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income the Fund receives from its investments, including short-term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes.

3. TAX BASIS INFORMATION

Reclassifications: As of May 31, 2018, permanent differences on book and tax accounting were reclassified. These differences had no effect on net assets and were primarily attributed to non-deductible offering costs, foreign currency transactions, investment in partnerships and passive foreign investment companies (“PFICs”). These reclassifications were as follows:

	Paid-in Capital	Accumulated Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss) on Investments
Goehring & Rozencwajg Resources Fund	$(32,450)	$21,197	$11,253

Tax Basis of Investments: As of May 31, 2018, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

Goehring & Rozencwajg Resources Fund
Gross unrealized appreciation (excess of value over tax cost)	$3,586,934
Gross unrealized depreciation (excess of tax cost over value)	(1,828,128)
Net unrealized appreciation	$1,758,806
Cost of investments for income tax purposes	$33,536,249

Components of Distributable Earnings: As of May 31, 2018, components of distributable earnings were as follows:

Goehring & Rozencwajg Resources Fund
Undistributed ordinary income	$254,274
Accumulated capital loss	(346,340)
Net unrealized appreciation	1,758,806
Total	$1,666,740

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2018

Capital Losses: The fund elects to defer $346,340 to the period ending May 31, 2019, capital losses recognized during the period November 1, 2017 to May 31, 2018.

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

There were no distributions paid by the Fund for the period ended May 31, 2017. The tax character of distributions for the year ended May 31, 2018, were as follows:

Goehring & Rozencwajg Resources Fund
Distributions Paid From:
Ordinary Income	$151,733
Total	$151,733

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities) during the year ended May 31, 2018, was as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Goehring & Rozencwajg Resources Fund	$29,522,796	$2,826,082

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Fund consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Fund or its creditors solely by reason of the purchaser’ ownership of the shares. Shares have no pre-emptive rights.

Annual Report | May 31, 2018	21

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2018

	For the Year Ended May 31, 2018	For the Period Ended May 31, 2017
Institutional Class
Shares sold	2,377,661	347,828
Shares issued in reinvestment of distributions to shareholders	12,419	–
Shares redeemed	(9,030)	–
Net increase in shares outstanding	2,381,050	347,828
Retail Class
Shares sold	575,899	334,810
Shares issued in reinvestment of distributions to shareholders	3,269	–
Shares redeemed	(18,736)	–
Net increase in shares outstanding	560,432	334,810

Shares redeemed within 30 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. The Fund had redemption fees of $736 during the year ended May 31, 2018, and did not have redemption fees during the period ended May 31, 2017.

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 0.90%, based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Adviser has contractually agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.92% and 1.25% of the Fund’s average daily net assets for Institutional Class shares and Retail Class shares, respectively. This agreement is in effect through September 30, 2018, may only be terminated before then by the Board, and is reevaluated on an annual basis. With respect to the Fund, the Adviser shall be permitted to recover, on a class-by-class basis, expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods fall below the lesser of (1) the expense limit in effect at the time the Adviser waives or limits the expenses and (2) the expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which the fee and expense was reduced. Fees waived/reimbursed by the Adviser for the year ended May 31, 2018, are disclosed in the Statement of Operations.

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2018

For the year ended May 31, 2018, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/Reimbursed by Adviser
Goehring & Rozencwajg Resources Fund
Institutional Class	$(490,462)
Retail Class	(210,396)
TOTAL	$(700,858)

As of May 31, 2018, the balances of recoupable expenses for the Fund were as follows:

Fund	Expiring in 2020	Expiring in 2021
Goehring & Rozencwajg Resources Fund
Institutional Class	$261,278	$490,462
Retail Class	254,523	210,396
TOTAL	$515,801	$700,858

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS Fund Services Inc. (“ALPS”)) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, although it is not obliged to sell any particular amount of shares.

ADI is not entitled to any compensation from the Fund for its services as Distributor; however, ADI receives compensation from the Adviser. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

The Fund has adopted a Distribution and Services Plan pursuant to Rule 12b-1 of the 1940 Act. The Plan allows the Fund, as applicable, to use the Fund’s assets to pay fees in connection with the distribution and marketing of the Fund’s shares and/or the provision of shareholder services to the Fund’s shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use shares of the Fund as their funding medium and for related expenses. The recipients of such payments may include other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. The Plans permit the Fund to make total payments at an annual rate of up to 0.25% of the average daily net asset value of the Retail Class. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of an investment in the Fund, and Plan fees may cost an investor more than other types of sales charges.

Under the Shareholder Services Plan (a “Services Plan”), the Fund is authorized to compensate certain financial institutions, including broker-dealers and Fund affiliates which may include the Distributor, Adviser and/or the transfer agent (the “Participating Organizations”), for providing services to the Fund or the Fund’s shareholders. This compensation may be used by the financial institution for payments to financial institutions and persons who provide administrative and support services to their customers who may from time to time beneficially own Retail Class shares. The Services Plan permits the Fund to make total payments at an annual rate of up to 0.15% of the Fund’s average daily net assets attributable to its Retail Class shares. However, the Fund may pay fees under the Services Plan at a lesser rate. Shareholder Services Plan fees are included with distribution and service fees on the Statement of Operations.

Annual Report | May 31, 2018	23

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements

May 31, 2018

Fund Administrator Fees and Expenses: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Fund. Pursuant to an Administration Agreement, ALPS provides operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. Several officers of the Trust are employees of ALPS. The Fund’s administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Fund for the year ended May 31, 2018, are disclosed in the Statement of Operations.

The Administrator is also reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Fund for certain out-of-pocket expenses. Transfer agent fees paid by the Fund for the year ended May 31, 2018, are disclosed in the Statement of Operations.

Compliance Services: ALPS provides services that assist the Fund’s chief compliance officer in monitoring and testing the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Fund. Compliance services fees paid by the Fund for the year ended May 31, 2018, are disclosed in the Statement of Operations.

Beneficial Ownership: The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of May 31, 2018, the following entities beneficially owned 25% or greater of a Fund’s outstanding shares:

Goehring and Rozencwajg Resources Fund	Beneficial Owner	Percentage
Institutional	Leigh Goehring	54.49%
Retail	Leigh Goehring	51.50%

7. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

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Goehring & Rozencwajg	Report of Independent
Resources Fund	Registered Public Accounting Firm

Grant Thornton LLP Two Commerce Square 2001 Market Street, Suite 700 Philadelphia, PA 19103

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

T 215.561.4200
Board of Trustees and Shareholders	F 215.561.1066
Goehring & Rozencwajg Resources Fund	www.GrantThornton.com

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Goehring & Rozencwajg Resources Fund (the “Fund”), a portfolio of the Goehring & Rozencwajg Investment Funds, as of May 31, 2018, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year ended May 31, 2018 and for the period from December 30, 2016 (date of commencement of operations) through May 31, 2017, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as May 31, 2018, and the results of its operations for the year then ended, and the changes and its net assets and its financial highlights for the year ended May 31, 2018 and for the period from December 30, 2016 (date of commencement of operations) through May 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2016.

Philadelphia, Pennsylvania July 30, 2018

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

Annual Report | May 31, 2018	25

Goehring & Rozencwajg Resources Fund	Additional Information

May 31, 2018 (Unaudited)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Fund’s policies and procedures used in determining how to vote proxies and information regarding how the Fund’s voted proxies relating to portfolio securities during the most recent prior 12-month period ending May 31 are available without charge, (1) upon request, by calling (toll-free) 1-844-464-6467 and (2) on the SEC’s website at http://www.sec.gov.

3. TAX DESIGNATIONS

The Goehring & Rozencwajg Natural Resources Fund designates the following for federal income tax purposes for the calendar year ended December 31, 2017:

Qualified Dividend Income	49.86%
Corporate Dividends Received Deduction	43.70%

In early 2018, if applicable, shareholders of record should have received this information for the distributions paid to them by the Fund during the calendar year 2017 via Form 1099. The Fund will notify shareholders in early 2019 of amounts paid to them by the Fund, if any, during the calendar year 2018.

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Goehring & Rozencwajg Resources Fund	Trustees and Officers

May 31, 2018 (Unaudited)

Additional information regarding the Fund’s trustees is included in the Statement of Additional Information, which can be obtained without charge by calling 1-844-464-6467.

The business and affairs of the Fund are managed under the direction of the Board. The Board approves all significant agreements between the Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, investment adviser, administrator, custodian and transfer agent.

The name, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the fund complex overseen by and the other directorships held by each Trustee. The business address for each Trustee and officer of the Trust is c/o Goehring & Rozencwajg Associates, LLC, 110 Wall Street, New York, NY 10005.

TRUSTEES
Name and Year of Birth	Position with the Trust	Term of Office And Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Mark Kellstrom (1961)	Independent Trustee	Since September 7, 2016	Managing Director, Bradley Woods & Co. Ltd. (an investment banking firm) since March 2014; Senior Partner, Strategic Energy Research & Capital, LLC (a broker dealer) from December 2006 to March 2014.	1	Endowment Committee, Grace Church (Madison, N.J.).
J. Douglas Newsome (1960)	Independent Trustee	Since October 25, 2016	Managing Director, Perkins Fund Marketing, LLC (a broker dealer) since August 2012; Consultant, Rumson Associates LLC since September 2011; Senior Managing Director, OmniCap, LLC (a broker dealer) from February 2012 to August 2012.	1	None.
Edward O’Brien (1985)	Independent Trustee	Since October 25, 2016	Capital Markets & Marketing, Xcoal Energy & Resources, since January 2017; Chief Executive Officer, Doyle Trading Consultants, LLC (an energy market research consultancy) since July 2014; President, Doyle Trading Consultants, LLC, from June 2011 to June 2014.	1	None.

(1)	Each Trustee serves until retirement, resignation or removal from the Board.
(2)	For purposes of this table, the GRA Fund Complex includes only the Trust.

Annual Report | May 31, 2018	27

Goehring & Rozencwajg Resources Fund	Trustees and Officers

May 31, 2018 (Unaudited)

Name and Year of Birth	Position with the Trust	Term of Office And Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Thomas B. Stiles, II (1940)	Independent Trustee	Since September 7, 2016	President/ Chairman of the Board (since 1998) and Board Member (since 1973), Cedar Lawn Corporation (a non profit cemetery).	1	Vice Chairman, Laguna Art Museum; Director (from October 2003 to September 2015) and Non-Executive Chairman of the Board (from April 2009 to July 2013), Sanford C. Bernstein Fund, Inc.
Adam A. Rozencwajg(3) (1984)	Interested Trustee and Chairman of the Board	Since July 14, 2016	Managing Partner, Goehring & Rozencwajg Associates, LLC (an investment advisor) since January 2016; Vice President, Chilton Investment Company, LLC (a hedge fund) from October 2007 to December 2015.	1	None.

(1)	Each Trustee serves until retirement, resignation or removal from the Board.

(2)	For purposes of this table, the GRA Fund Complex includes only the Trust.

(3)	Mr. Rozencwajg is an interested person of the Trust (as defined in the 1940 Act) (an “Interested Trustee”) because of his position with GRA.

28	www.gr-funds.com

Goehring & Rozencwajg Resources Fund	Trustees and Officers

 May 31, 2018 (Unaudited)

OFFICERS
Name and Year of Birth	Position with the Trust	Term of Office And Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Adam A. Rozencwajg (1984)	President, Chief Executive Officer, Treasurer, and Chief Financial Officer	Since July 14, 2016.	Managing Partner, Goehring & Rozencwajg Associates, LLC (an investment advisor) since January 2016; Vice President, Chilton Investment Company, LLC (a hedge fund) from October 2007 to December 2015.
Lucas Foss (1977)	Chief Compliance Officer	Since December 11, 2017	Vice President and Deputy Chief Compliance Officer, ALPS Holdings, Inc. since November 2017; Director of Compliance, Transamerica Asset Management from 2015 to November 2017; Deputy Chief Compliance Officer, Alps Fund Service, Inc. from 2012 to 2015.
Edward Corrao (1965)	Clerk	Since September 13, 2017.	Vice President and Lead Legal Counsel, ALPS Fund Services, Inc. since May 2017; Vice President and Senior Legal Counsel, State Street Global Advisers from September 2011 to March 2017.

(1)	Officers are typically elected every year, unless an officer earlier retires, resigns or is removed from office.

None of the Independent Trustees or their immediate family members owns securities in the Adviser or Distributor, nor do they own securities in any entity directly or indirectly controlling, controlled by or under common control with the Adviser or Distributor.

Annual Report | May 31, 2018	29

Must be accompanied or preceded by a prospectus.

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Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments to the provisions of the code of ethics adopted in Item 2(a) above were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as Exhibit 12.A.1. hereto.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that no members of the Audit Committee are an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the Registrant’s fiscal year ended May 31, 2018 and May 31, 2017, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $29,150 and $36,965 respectively.

(b)	Audit-Related Fees: The aggregate fees billed for the registrant's fiscal years ended May 31, 2018 and May 31, 2017 for assurance and related services by the registrant's principal accountant reasonably related to the performance of audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $0 and $0 respectively. Such services consisted of a report of the Fund's transfer agent internal controls pursuant to rule 17AD-13, semi-annual report review and a report on the Fund's anti-money laundering controls and policies.

(c)	Tax Fees: For the Registrant’s fiscal year ended May 31, 2018 and May 31, 2017, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $3,750 and $3,250. The fiscal year 2018 and 2017 tax fees were for services pertaining to federal and state income tax return review, review of year-end dividend distributions and excise tax preparation.

(d)	All Other Fees: For the Registrant’s fiscal years ended May 31, 2018 and May 31, 2017, aggregate fees billed to the Registrant by the principal accountant for services provided by the principal accountant other than the services reported in paragraphs (a) through (c) of this Item 4 were $1,500 and $1,500.

(e)	(e)(1) Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal accountant must be pre-approved by the Registrant's Audit Committee.

(e)(2)	No services described in paragraphs (b) through (d) of this Item 4 were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees of $0 and $0 were billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the fiscal years ended May 31, 2018 and May 31, 2017.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to Registrant.

Item 13.	Exhibits.

(a)(1)	The Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as Exhibit 12.A.1.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goehring & Rozencwajg Investment Funds

By:	/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
President

Date:	August 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

Goehring & Rozencwajg Investment Funds

By:	/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
Principal Executive Officer and Principal Financial Officer

Date:	August 6, 2018